Transactions with Related Parties, Loan Agreement dated October 4, 2016 (Details) $ in Thousands				5 Months Ended	6 Months Ended	12 Months Ended
	Apr. 10, 2017 shares	Dec. 14, 2016 USD ($)	Oct. 04, 2016 USD ($) Payment	Jun. 27, 2017 shares	Jun. 30, 2018 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 USD ($)	Nov. 28, 2016 USD ($)
Loan Agreement [Abstract]
Balance outstanding					$ 199,023		$ 195,021
Issuance of common stock (in shares) | shares	125,000			2,782,136
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Loan Agreement [Abstract]
Borrowing capacity			$ 4,150					$ 12,800
Balance outstanding					$ 5,900	$ 12,800
Number of bullet payments | Payment			1
Percentage of net offering proceeds required to be paid upon completion of public offering			25.00%
Prepayment necessary upon delivery of M/V Knightship			$ 1,900
Prepayment necessary to decrease margin on variable rate			$ 5,000
Prepayment made upon delivery of M/V Knightship		$ 1,900
Issuance of common stock (in shares) | shares						10,000,000
Prepayment made upon completion of public offering		5,000
Mandatory prepayment made		3,430
Voluntary prepayment made		$ 1,570
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | Minimum [Member]
Loan Agreement [Abstract]
Maturity date					Feb. 28, 2018
Number of months maturity date can be extended from final drawdown date					14 months
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate		7.00%	9.00%
Decrease in margin on variable rate if prepayment is made		2.00%	2.00%
Increase in margin on variable rate if maturity date is extended			1.50%